Revenue - Disclosure Of Revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 3,333,154	S/ 2,961,725	S/ 1,735,544
Insurance revenue	1,052,958	914,182	716,064
Revenue	4,386,112	3,875,907	2,451,608
Healthcare services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,012,454	2,695,860	1,514,639
Sale of medicines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 320,700	S/ 265,865	S/ 220,905